2. PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Furniture and office equipment, at cost	$ 352,085	$ 394,395
Accumulated depreciation	(322,862)	(358,357)
Furniture and office equipment, net	$ 29,223	$ 36,038